UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          March 31, 2011


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gina Kowacich
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Gina Kowacich                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                28

Form 13F Information Table Value Total:            147,602,000
                                                   (thousands)




List of Other Included Managers:




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
ISSUER                           SYMBOL     CUSIP          VALUE         SH/PRN    INVESTMENT  OTHER      VOTING AUTHORITY
                                                          1,000.00       AMOUNT    DISCRETION   MGRS    SOLE     SHARED  NONE
Ishares Tr Lehman   U S Aggreg    AGG      464287226    1,032,869.00    9,825       Yes          No                      No
IShares Lehman Inter              CIU      464288638      191,627.00    1,820       Yes          No                      No
IShares Lehamn 1-3 Y              CSJ      464288646      355,096.00    3,400       Yes          No                      No
Barclays Bk Plc Ipath Index Lk    DJP      06738C778    1,732,959.00    33748       Yes          No                      No
iShares MSCI Emerging Markets     EEM      464287234   13,392,128.00   275161       Yes          No                      No
Ishares Trust EAFE Index Fund     EFA      464287465   25,055,842.00   417041       Yes          No                      No
Ishares Trust MSCI Index          EFG      464288885      115,455.20    1,855       Yes          No                      No
Ishares Tr Msci Eafe Value Ind    EFV      464288877      106,020.00    2,000       Yes          No                      No
Ishares Inc Msci Brazil Index     EWZ      464286400       46,506.00      600       Yes          No                      No
Ishares Tr Dow Jones US Region    IAT      464288778      220,326.60     9015       Yes          No                      No
Ishares Tr Cohen & Steers Real    ICF      464287564    5,588,775.00    79691       Yes          No                      No
Ishares Tr S&P Smallcap           IJR      464287804        3,898.68       53       Yes          No                      No
iShares S&P 500 Barra Value Fu    IVE      464287408      593,214.00     9370       Yes          No                      No
iShares S&P 500 Barra Growth F    IVW      464287309       58,334.00      849       Yes          No                      No
I Shares Russell 1000 Index       IWB      464287622       30,877.00      418       Yes          No                      No
Ishares Tr  Russell Microcap      IWC      464288869      737,055.00    13864       Yes          No                      No
iShares Russell 1000 Val          IWD      464287598   43,290,639.00   630415       Yes          No                      No
iShares Russell 1000 Gwt          IWF      464287614   31,113,279.00   514524       Yes          No                      No
iShares Russell 2000              IWM      464287655      296,649.00     3524       Yes          No                      No
iShares Russell 2000 Value Ind    IWN      464287630   13,689,734.00   181609       Yes          No                      No
Ishares Russell 2000 Growth In    IWO      464287481    8,936,551.00    93733       Yes          No                      No
Ishares Tr Russell Midcap Valu    IWS      464287473      346,703.00    7,199       Yes          No                      No
Ishares Trust USD                 IYR      464287739      394,471.00     6640       Yes          No                      No
Ishares Tr Large Value Index F    JKF      464288109       23,792.18      373       Yes          No                      No
Ishares Tr Small Growth Index     JKK      464288604        9,234.00      100       Yes          No                      No
Ishares Tr Small Value Index F    JKL      464288703       65,044.00      741       Yes          No                      No
Ishares Tr Kld Select Social      KLD      464288802      157,117.00    2,735       Yes          No                      No
Ishares Tr  1-3 Yr  Treas Inde    SHY      464287457       18,173.75      217       Yes          No                      No